Restructuring And Other Activities - Restructuring and Other Activities (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Restructuring and Related Activities [Abstract]
Employee termination costs	$ 10	$ 9	$ 74	$ 127	$ 108
Facility and other exit costs	1	3	46	20	11
Asset write-downs	1	0	26	8	15
Total restructuring and other activities	$ 12	$ 12	$ 146	$ 155	$ 134